Share-based payments transactions - Disclosure of Movement in the Share-Based Payment Liability (Details) - EUR (€) € in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 28, 2020	Aug. 27, 2020	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation up to August 27				€ 9,988	€ 6,414	€ 2,336
Management Equity Plan (MEP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions, beginning balance	€ 8,370	€ 7,396	€ 67,114		€ 0	7,396
Valuation up to August 27		974
Expense recognized in the profit and loss upon capital reorganization	58,744
Cash settlements upon reorganization			(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV			(37,781)
Liabilities from share-based payment transactions, ending balance	€ 67,114	€ 8,370	€ 0			€ 0